Sanctions - Additional Information (Detail) - 12 months ended Dec. 31, 2018	CLF ( ) item	CLP ($)
GasAtacama Chile S.A. [Member]
Disclosure Of Contingent Liabilities [Line Items]
Legal claim amount		$ 2,901,180,000
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Contingent Liabilities [Line Items]
Legal claim amount		120,883,000
Biobio's Secretary of Health Ministry [Member]
Disclosure Of Contingent Liabilities [Line Items]
Legal claim amount |	500
Bio Bio Regional Health Ministry [Member]
Disclosure Of Contingent Liabilities [Line Items]
Legal claim amount |	500
Valparaiso Regional Health Ministry [Member]
Disclosure Of Contingent Liabilities [Line Items]
Legal claim amount		500
Coquimbo's Secretary of Health Ministry [Member] | GasAtacama Chile S.A. [Member]
Disclosure Of Contingent Liabilities [Line Items]
Legal claim amount		$ 500
Tarapaca's Secretary of Health Ministry [Member] | GasAtacama Chile S.A. [Member]
Disclosure Of Contingent Liabilities [Line Items]
Legal claim amount |	500
Number of fines | item	3